CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,841	$ 2,873
Restricted cash	117	354
Trade receivables	2,021	3,869
Inventories	1,076	3,708
Other current assets	1,340	1,664
TOTAL CURRENT ASSETS	6,395	12,468
LONG-TERM TRADE RECEIVABLES	662	577
SEVERANCE PAY FUND	1,526	1,603
PROPERTY AND EQUIPMENT, net	449	851
TOTAL ASSETS	9,032	15,499
CURRENT LIABILITIES:
Trade payables	1,229	1,383
Accrued expenses and other payables	4,311	4,382
Deferred income	1,204	1,555
TOTAL CURRENT LIABILITIES	19,443	8,715
LONG-TERM LIABILITIES:
Accrued severance pay and other	1,520	1,956
Deferred Income	775	717
Long-term convertible loan from shareholders (note 5)	400	400
TOTAL LONG-TERM LIABILITIES	3,572	15,171
COMMITMENTS AND CONTINGENCIES (note 6)
TOTAL LIABILITIES	23,015	23,886
CAPITAL DEFICIENCY (note 7):
Share capital - ordinary shares of no par value (authorized: December 31, 2012 and 2013 - 170,000,000 shares; issued: December 31, 2012 - 33,686,134 shares; December 31, 2013 - 33,740,174 shares; outstanding: December 31, 2012- 31,041,295 shares; December 31, 2013 - 31,095,335 shares) and additional paid in capital	362,948	362,590
Warrants	3,588	3,588
Accumulated deficit	(374,875)	(368,921)
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
TOTAL CAPITAL DEFICIENCY	(13,983)	(8,387)
TOTAL LIABILITIES AND CAPITAL DEFICIENCY	9,032	15,499
Convertible Subordinated Notes Series A [Member]
CURRENT LIABILITIES:
Convertible subordinated notes (note 4)	12,655	1,377
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)		11,588
Convertible Subordinated Notes Series B [Member]
CURRENT LIABILITIES:
Convertible subordinated notes (note 4)	44	18
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)	$ 877	$ 510